Net financial results (Tables)	12 Months Ended
Dec. 31, 2019
Net financial results
Schedule of net financial results

	2019	2018	2017
Financial income
Gains on financial investments	20,909	26,062	21,388
Derivative financial instruments - Note 17 (b)	5,951	—	—
Interest on tax credits - Note 9	5,498	26,033	—
Other financial income	5,271	15,414	8,480
	37,629	67,509	29,868
Financial expense
Interest on loans and financing	(74,635)	(77,647)	(56,434)
Interest on contractual liabilities	(6,526)	(7,294)	(8,184)
Interest on other liabilities	(10,864)	(4,763)	(9,478)
Derivative financial instruments - Note 17 (b)	(4,927)	(2,538)	—
Interest on lease liabilities	(3,418)	—	—
Other financial expenses	(29,221)	(29,420)	(32,073)
	(129,591)	(121,662)	(106,169)

Foreign exchange effects	(12,892)	(148,501)	(53,880)
Net financial results	(104,854)	(202,654)	(130,181)